INVENTORIES (Tables)	6 Months Ended
Jun. 30, 2018
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Inventories	Inventory, net of the allowance for slow-moving inventory, excess of cost over net realizable value and obsolescence as of June 30, 2018 and December 31, 2017, is comprised of the following:

	June 30, 2018	December 31, 2017
Finished products	6,499	6,321
Production in process	3,858	4,049
Raw materials	5,607	5,883
Manufacturing supplies, spare parts and other [1]	1,781	1,733
Total	17,745	17,986